UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3694

Oppenheimer Gold & Special Minerals Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 3/28/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

	Shares		Value

Wholly-Owned Subsidiary—0.0%
Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd. [1,2] (Cost $1,171,747)	4,056	$	1,169,317

Common Stocks—100.1%

Energy—0.3%

Oil, Gas & Consumable Fuels—0.3%
Cameco Corp.	300,000		6,324,000

Industrials—0.2%

Machinery—0.2%
Caterpillar, Inc.	67,000		5,826,990

Materials—99.6%

Chemicals—0.3%
Johnson Matthey plc[2]	20,000		698,950

Lyondellbasell Industries NV, Cl. A	85,000		5,379,650

			6,078,600

Metals & Mining—99.3%
Agnico-Eagle Mines Ltd.[3]	1,800,000		73,872,000

Alacer Gold Corp.[2,3]	5,711,000		23,049,761

Alamos Gold, Inc.[1,3]	4,555,500		62,557,686

Allied Nevada Gold Corp.[2,3,4]	2,205,100		36,142,063

Allied Nevada Gold Corp.[2,4]	2,189,300		36,035,878

Argonaut Gold, Inc.[1,2]	5,602,697		45,445,906

AuRico Gold, Inc.[2,3]	7,469,100		46,980,639

B2Gold Corp.[2]	10,211,108		31,060,022

Banro Corp.[1,2]	1,827,360		3,143,059

Barrick Gold Corp.[3]	4,237,075		124,570,005

Capstone Mining Corp.[2]	3,000,000		6,674,214

Coeur d’Alene Mines Corp.[2]	2,963,100		55,884,066

Companhia de Minas Buenaventura SA, Sponsored ADR	674,000		17,497,040

Detour Gold Corp.[2,3]	3,714,800		71,418,068

Duluth Metals Ltd.[1,2]	7,804,800		14,905,067

Dundee Precious Metals, Inc.[2]	4,734,500		36,818,969

Eldorado Gold Corp.[3]	11,861,546		113,378,561

Endeavour Mining Corp.[2]	3,700,000		5,463,405

Evolution Mining Ltd.[2]	5,000,000		7,656,495

First Majestic Silver Corp.[2]	2,550,000		41,293,006

First Quantum Minerals Ltd.	780,000		14,834,474

Franco-Nevada Corp.[3]	1,391,297		63,429,230

Freeport-McMoRan Copper & Gold, Inc., Cl. B	2,895,000		95,824,500

Gold Standard Ventures Corp.[2]	2,407,700		2,648,470

Goldcorp, Inc.[3]	4,248,561		142,879,106

IAMGOLD Corp.	9,719,845		69,982,884

Kinross Gold Corp.[3]	13,897,771		109,994,663

Kirkland Lake Gold, Inc.[1,2]	4,560,300		24,151,611

Korea Zinc Co.[2]	10,000		3,196,149

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

	Shares		Value

Metals & Mining Continued

MAG Silver Corp.[2]	390,000	$	3,701,100

McEwen Mining, Inc.[2]	2,696,531		7,712,079

Medusa Mining Ltd.	2,500,000		11,234,448

New Gold, Inc.[2,3]	12,693,570		115,458,568

Newmont Mining Corp.[3]	3,698,728		154,939,716

OceanaGold Corp.[2]	3,560,000		10,127,873

Osisko Mining Corp.[2,3]	10,295,653		61,114,129

Pan American Silver Corp.[3]	1,939,341		31,766,406

Perseus Mining Ltd.[2]	1,600,000		3,039,819

Pretium Resources, Inc.[2]	1,078,674		8,558,461

Primero Mining Corp.[2]	548,800		3,662,808

Randgold Resources Ltd., ADR[3]	956,494		82,239,354

Real Gold Mining Ltd.[2]	10,400,000		1,899,252

Regis Resources Ltd.[2]	2,000,000		8,634,591

Rio Alto Mining Ltd.[2]	1,970,000		9,056,357

Rio Tinto plc, Sponsored ADR	10,000		470,800

Romarco Minerals, Inc.[1,2]	30,127,000		24,318,689

Royal Gold, Inc.	1,115,000		79,198,450

Sandstorm Gold Ltd.[2,4]	1,120,000		10,606,290

Sandstorm Gold Ltd.[2,4]	1,172,300		11,078,235

SEMAFO, Inc.[1,3]	14,589,748		36,479,756

Sherritt International Corp.	400,000		1,984,545

Silver Lake Resources Ltd.[2]	2,232,373		4,904,118

Silver Wheaton Corp.[3]	4,748,500		148,865,475

Tahoe Resources, Inc.[2]	310,000		5,452,900

Teck Resources Ltd., Cl. B	301,800		8,498,688

Thompson Creek Metals Co., Inc.[2]	300,000		900,000

Timmins Gold Corp.[2]	5,781,224		16,731,603

Turquoise Hill Resources Ltd.[2]	2,850,000		18,126,000

Yamana Gold, Inc.[3,4]	6,069,801		93,510,248

Yamana Gold, Inc.[3,4]	770,000		11,819,500

Zhaojin Mining Industry Co. Ltd.	26,694,000		35,832,488

			2,402,709,743

Total Common Stocks (Cost $2,644,081,467)			2,420,939,333

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

	Units

Rights, Warrants and Certificates—0.0%
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 7/31/13[1,2]	513,653		—

Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp. 9/17/14[2,3]	483,450		90,422

Total Rights, Warrants and Certificates (Cost $64,947)			90,422

	Shares		Value

Investment Company—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14% [1,5] (Cost $9,151,796)	9,151,796	$	9,151,796

Total Investments, at Value (Cost $2,654,469,957)	100.5%		2,431,350,868

Liabilities in Excess of Other Assets	(0.5)		(12,469,924)

Net Assets	100.0%	$	2,418,880,944

Footnotes to Statement of Investments

*March 28, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

CAD             Canadian Dollar

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

	Shares/Units June 29, 2012	[a]	Gross Additions	Gross Reductions	Shares/Units March 28, 2013

Alamos Gold, Inc.[b]	6,841,769		430,000	2,716,269	4,555,500
Argonaut Gold, Inc.[b]	4,962,697		640,000	-	5,602,697
Banro Corp.[b]	3,127,268		2,277,360	3,577,268	1,827,360
Banro Corp.	7,085,052		-	7,085,052	-
Duluth Metals Ltd.	7,804,800		-	-	7,804,800
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 7/31/13	513,653		-	-	513,653
Extorre Gold Mines Ltd.	4,173,200		-	4,173,200	-
Extorre Gold Mines Ltd., Legend Shares	985,300		-	985,300	-
Kirkland Lake Gold, Inc.	3,770,300		790,000	-	4,560,300
Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.[c]	4,056		60,837	60,837	4,056
Oppenheimer Institutional Money Market Fund, Cl. E	6,319,454		478,936,201	476,103,859	9,151,796
Romarco Minerals, Inc.	30,127,000		-	-	30,127,000
Rubicon Minerals Corp.	14,371,727		-	14,371,727	-
San Gold Corp.	16,300,000		-	16,300,000	-
SEMAFO, Inc.	12,089,748		2,500,000	-	14,589,748

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

	Value		Income	Realized Gain (Loss)

Alamos Gold, Inc.[b]	$-	[d]	$600,595	$(12,383,201)
Argonaut Gold, Inc.[b]	-	[d]	-	-
Banro Corp.[b]	-	[d]	-	271,772
Banro Corp.	-		-	(3,918,122)
Duluth Metals Ltd.	14,905,067		-	-
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 7/31/13	-		-	-
Extorre Gold Mines Ltd.	-		-	5,255,461
Extorre Gold Mines Ltd., Legend Shares	-		-	2,980,655
Kirkland Lake Gold, Inc.	24,151,611		-	-
Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.[c]	1,169,317		-	2,670,206
Oppenheimer Institutional Money Market Fund, Cl. E	9,151,796		18,107	-
Romarco Minerals, Inc.	24,318,689		-	-
Rubicon Minerals Corp.	-		-	(12,756,745)
San Gold Corp.	-		-	(28,002,716)
SEMAFO, Inc.	36,479,756		430,938	-

	$110,176,236		$1,049,640	$(45,882,690)

a. June 29, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.

b. No longer an affiliate as of March 28, 2013.

c. Investment in a wholly-owned subsidiary. See accompanying Notes included herein.

d. The security is no longer an affiliate, therefore, the value has been excluded from this table.

2. Non-income producing security.

3. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $229,879,617 . See accompanying Notes.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Rate shown is the 7-day yield as of March 28, 2013.

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Canada	$1,724,206,537	70.9%
United States	514,333,304	21.2
Jersey, Channel Islands	82,239,354	3.4
Australia	46,068,144	1.9
China	35,832,488	1.5
Peru	17,497,040	0.7
The Netherlands	5,379,650	0.2
Korea, Republic of South	3,196,149	0.1
Mongolia	1,899,252	0.1
United Kingdom	698,950	—

Total	$2,431,350,868	100.0%

Spot Currency Exchange Contracts as of March 28, 2013 are as follows:

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation

Bank of America
British Pound Sterling (GBP)	Buy	463	GBP	4/4/13	$703,879	$339	$-

Citigroup
Canadian Dollar (CAD)	Sell	1,187	CAD	4/2/13	1,168,183	-	407

Goldman Sachs & Co.
Canadian Dollar (CAD)	Sell	1,322	CAD	4/1/13	1,301,853	-	552

Total unrealized appreciation and depreciation						$339	$959

Written Options as of March 28, 2013 are as follows:
Description	Type	Number of Contracts	Exercise Price		Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)

Alacer Gold Corp.	Put	3,000	6.000	CAD	4/22/13	$239,086	$(561,106)	$(322,020)
Allied Nevada Gold Corp.	Put	599	15.000		9/23/13	85,033	(76,373)	8,660
AngloGold Ashanti Ltd., Sponsored ADR	Put	2,000	28.000		4/22/13	268,931	(808,000)	(539,069)
Cliffs Natural Resources, Inc.	Put	1,000	24.000		7/22/13	128,279	(580,000)	(451,721)
Coeur d’Alene Mines Corp.	Put	2,000	21.000		6/24/13	288,918	(550,000)	(261,082)
First Quantum Minerals Ltd.	Put	2,000	19.000	CAD	7/22/13	239,611	(310,085)	(70,474)
Franco-Nevada Corp.	Put	2,000	40.000		4/22/13	203,937	(10,000)	193,937
Franco-Nevada Corp.	Put	2,000	45.000		4/22/13	273,935	(212,000)	61,935
Franco-Nevada Corp.	Put	2,000	50.000		7/22/13	435,415	(1,160,000)	(724,585)
IAMGOLD Corp.	Put	2,000	7.000		9/23/13	205,920	(156,000)	49,920
Newmont Mining Corp.	Call	2,000	49.000		6/24/13	227,919	(56,000)	171,919
Rio Tinto plc, Sponsored ADR	Put	2,000	55.000		4/22/13	414,455	(1,628,000)	(1,213,545)
Royal Gold, Inc.	Put	2,000	72.500		4/22/13	493,926	(570,000)	(76,074)
Royal Gold, Inc.	Put	1,000	75.000		4/22/13	167,578	(489,000)	(321,422)
Silver Wheaton Corp.	Call	2,000	40.000		6/24/13	228,319	(30,000)	198,319
Silver Wheaton Corp.	Call	2,000	41.000		6/24/13	199,880	(20,000)	179,880

						$4,101,142	$(7,216,564)	$(3,115,422)

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Exercise price is reported in U.S. Dollars (USD), except for those denoted in the following currency:

CAD	Canadian Dollar

Notes to Statement of Investments

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd. The Fund may invest up to 25% of its total assets in Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest primarily in shares of exchange-traded funds that invest in gold bullion (“Gold ETFs”), commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for the Subsidiary’s derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary will be subject to the same investment restrictions and guidelines, and follow the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The

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Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

The Fund invests primarily in the mining and metals industry.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

8
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

9
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

10
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$1,169,317	$—	$1,169,317
Common Stocks
Energy	6,324,000	—	—	6,324,000
Industrials	5,826,990	—	—	5,826,990
Materials	2,376,167,408	30,721,683	1,899,252	2,408,788,343
Rights, Warrants and Certificates	90,422	—	—	90,422
Investment Company	9,151,796	—	—	9,151,796

Total Investments, at Value	2,397,560,616	31,891,000	1,899,252	2,431,350,868
Other Financial Instruments:
Foreign currency exchange contracts	—	339	—	339

Total Assets	$2,397,560,616	$31,891,339	$1,899,252	$2,431,351,207

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(560,373)	$—	$—	$(560,373)
Depreciated options written, at value	(6,656,191)	—	—	(6,656,191)
Foreign currency exchange contracts	—	(959)	—	(959)

Total Liabilities	$(7,216,564)	$(959)	$—	$(7,217,523)

11
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*

Assets Table
Investments, at Value:
Common Stocks
Materials	$38,471,677	$(4,830,918)	$4,830,918	$(38,471,677)

*Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.

**Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected

12
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

13
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 28, 2013, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $339, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

14
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended March 28, 2013, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,871,765 and $6,191,069, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

15
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended March 28, 2013, the Fund had an ending monthly average market value of $330,126 on purchased call options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 28, 2013, the Fund had an ending monthly average market value of $4,693,952 and $6,493,385 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

16
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Written option activity for the period ended March 28, 2013 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums

Options outstanding as of June 29, 2012	45,000	$5,545,118	28,000	$3,560,945
Options written	29,000	3,828,737	111,599	15,112,456
Options closed or expired	(52,000)	(6,348,325)	(78,841)	(10,117,060)
Options exercised	(16,000)	(2,369,412)	(37,159)	(5,111,317)

Options outstanding as of March 28, 2013	6,000	$656,118	23,599	$3,445,024

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,663,446,393
Federal tax cost of other investments	(4,101,142)

Total federal tax cost	$2,659,345,251

Gross unrealized appreciation	$278,062,400
Gross unrealized depreciation	(513,273,347)

Net unrealized depreciation	$(235,210,947)

17
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Oppenheimer Gold & Special Minerals Fund (Cayman) Ltd.

Notes to Statement of Investments

As of March 28, 2013, the Fund had no holdings. Therefore no Statement of Investments is included.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

18
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

19
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports.

20
Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS March 28, 2013* (Unaudited)

When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual commodities to increase exposure to commodity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual commodities to decrease exposure to commodity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 28, 2013, the Fund had an ending monthly average market value of $352,100 and $105,150 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 28, 2013 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums

Options outstanding as of June 29, 2012	2,000	$400,972	2,000	$413,022
Options written	4,000	814,914	6,000	1,108,964
Options closed or expired	(4,000)	(753,170)	(8,000)	(1,521,986)
Options exercised	(2,000)	(462,716)	-	-

Options outstanding as of March 28, 2013	-	$-	-	$-

As of March 28, 2013, the Fund had no outstanding written or purchased options.

21
Oppenheimer Gold & Special Minerals Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 5/8/2013